STERLING CAPITAL SELECT EQUITY FUND | Class A, B and C Shares
Summary Sterling Capital Select Equity Fund
Investment Objective
The Fund seeks capital growth, current income or both, primarily through investment in stocks.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 145 of the Fund’s prospectus and in “Sales Charges” on page 34 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees STERLING CAPITAL SELECT EQUITY FUND Class A, B and C Shares (USD $)	Class A Shares	Class B Shares		Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses STERLING CAPITAL SELECT EQUITY FUND Class A, B and C Shares		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.22%	1.97%	1.97%
Fee Waiver or Expense Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1][2]	1.12%	1.87%	1.87%
[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example STERLING CAPITAL SELECT EQUITY FUND Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	683	931	1,198	1,959
Class B Shares	590	909	1,153	2,094
Class C Shares	190	609	1,053	2,288

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption STERLING CAPITAL SELECT EQUITY FUND Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	683	931	1,198	1,959
Class B Shares	190	609	1,053	2,094
Class C Shares	190	609	1,053	2,288

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68.75% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January 18, 2013, the smallest company in the S&P 500® Index had a market capitalization of $2 billion and the largest company had a market capitalization of $470 billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Class A Shares Annual Total Returns for years ended 12/31

Best quarter: 17.87% 09/30/09 Worst quarter: –20.32% 12/31/08
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns STERLING CAPITAL SELECT EQUITY FUND Class A, B and C Shares	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares Return Before Taxes	7.70%	(2.98%)	3.84%	6.26%	[1]	Oct. 09, 1992
Class A Shares Return After Taxes on Distributions	7.54%	(3.14%)	3.02%	5.06%	[1]	Oct. 09, 1992
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.21%	(2.53%)	3.35%	5.15%	[1]	Oct. 09, 1992
Class B Shares Return Before Taxes	9.42%	(2.74%)	3.81%	6.24%	[1]	Jan. 01, 1996
Class C Shares Return Before Taxes	13.39%	(2.56%)	3.67%	6.09%	[1]	Feb. 01, 2001
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	16.00%	1.66%	7.10%	8.37%	[1]	Sep. 30, 1992
[1]	Performance for Class B and Class C Shares for periods prior to inception on January 1, 1996 and February 1, 2001, respectively, is based on the performance of Class A Shares of the Fund.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.